Equity (Details) $ in Millions	3 Months Ended
Mar. 31, 2023 USD ($)
Stock Option [Member]
Equity (Details) [Line Items]
Unrecognized compensation cost	$ 1.1
Weighted-average period	1 year 7 months 28 days
RSUs and PSUs [Member]
Equity (Details) [Line Items]
Unrecognized compensation cost	$ 63.5
Weighted-average period	2 years 4 months 24 days